Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	356,261,476.44	19,389
Yield Supplement Overcollateralization Amount 03/31/19	15,931,043.14	0
Receivables Balance 03/31/19	372,192,519.58	19,389
Principal Payments	14,087,580.70	347
Defaulted Receivables	753,998.09	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	15,040,091.27	0
Pool Balance at 04/30/19	342,310,849.52	19,009

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.71%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	2,697,229.15	126
Past Due 61-90 days	1,083,827.95	53
Past Due 91-120 days	263,926.80	17
Past Due 121+ days	0.00	0
Total	4,044,983.90	196

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	555,321.53
Aggregate Net Losses/(Gains) - April 2019	198,676.56
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.64%
Prior Net Losses Ratio	1.18%
Second Prior Net Losses Ratio	1.05%
Third Prior Net Losses Ratio	1.68%
Four Month Average	1.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	7,017,372.42
Actual Overcollateralization	7,017,372.42
Weighted Average APR	3.24%
Weighted Average APR, Yield Adjusted	5.49%
Weighted Average Remaining Term	47.47

Flow of Funds	$ Amount

Collections	15,648,880.87
Investment Earnings on Cash Accounts	4,267.88
Servicing Fee	(310,160.43)
Transfer to Collection Account	0.00
Available Funds	15,342,988.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	567,760.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	6,647,266.65
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	7,017,372.42
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,087,579.86

Total Distributions of Available Funds	15,342,988.32

Servicing Fee	310,160.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 04/15/19	348,958,116.17
Principal Paid	13,664,639.07
Note Balance @ 05/15/19	335,293,477.10

Class A-1
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2a
Note Balance @ 04/15/19	28,139,058.08
Principal Paid	6,832,319.53
Note Balance @ 05/15/19	21,306,738.55
Note Factor @ 05/15/19	17.0453908%

Class A-2b
Note Balance @ 04/15/19	28,139,058.09
Principal Paid	6,832,319.54
Note Balance @ 05/15/19	21,306,738.55
Note Factor @ 05/15/19	17.0453908%

Class A-3
Note Balance @ 04/15/19	229,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	229,000,000.00
Note Factor @ 05/15/19	100.0000000%

Class A-4
Note Balance @ 04/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	52,030,000.00
Note Factor @ 05/15/19	100.0000000%

Class B
Note Balance @ 04/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	11,650,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	590,769.39
Total Principal Paid	13,664,639.07
Total Paid	14,255,408.46

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	37,753.24
Principal Paid	6,832,319.53
Total Paid to A-2a Holders	6,870,072.77

Class A-2b
One-Month Libor	2.47263%
Coupon	2.57263%
Interest Paid	60,326.15
Principal Paid	6,832,319.54
Total Paid to A-2b Holders	6,892,645.69

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8941839
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.6826892
Total Distribution Amount	21.5768731

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3020259
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	54.6585562
Total A-2a Distribution Amount	54.9605821

A-2b Interest Distribution Amount	0.4826092
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	54.6585563
Total A-2b Distribution Amount	55.1411655

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	486.46
Noteholders' Principal Distributable Amount	513.54

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/19	1,664,191.04
Investment Earnings	3,250.95
Investment Earnings Paid	(3,250.95)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04